Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000212719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000212719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000212719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000212719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000212719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212719 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212720 | Others
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000212720 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000212720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000212720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000212720 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000212720 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000212720 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212720 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000212721 | Others
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212721 | India
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000212721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000212721 | China
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000212721 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212721 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212721 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212721 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000212721 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212721 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212721 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102368 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000102368 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102368 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000102368 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102368 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102368 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102368 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102368 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102368 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102368 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102368 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102369 | Others
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102369 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000102369 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102369 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102369 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000102369 | France
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000102369 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102369 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102369 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102369 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102369 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102370 | Others
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000102370 | India
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000102370 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000102370 | China
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000102370 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102370 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102370 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102370 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102370 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102370 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102370 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000159758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000159758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000159758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000159758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159758 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000171075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000171075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000171075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000171075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171075 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171076 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171076 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171076 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171076 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171076 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171076 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171076 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171076 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171076 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171076 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000171076 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000230177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000230177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000230177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230177 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230178 | Others
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230178 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000230178 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230178 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230178 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000230178 | France
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230178 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230178 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230178 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230178 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230178 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102371 | Others
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000102371 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000102371 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102371 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102371 | India
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102371 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102371 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102371 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102371 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000102371 | United States
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000102371 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130666 | Others
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130666 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130666 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130666 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130666 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130666 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130666 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130666 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130666 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130666 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130666 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000133169 | Others
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000133169 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000133169 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133169 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133169 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133169 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000133169 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000133169 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133169 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000133169 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000133169 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162239 | FlexShares® STOXX® Global Broad Infrastructure Index Fund
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000162239 | FlexShares® Global Quality Real Estate Index Fund
Holdings [Line Items]
Percent of Net Asset Value	39.73%
C000162239 | FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000119637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000119637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000119637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000119637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000119637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119637 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000119639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000119639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000119639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000119639 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000119639 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000119639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119639 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119640 | Others
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000119640 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000119640 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000119640 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119640 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119640 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000119640 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000119640 | China
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000119640 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119640 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000119640 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000119642 | Others
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000119642 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000119642 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119642 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119642 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000119642 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119642 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119642 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119642 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000119642 | China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119642 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119641 | Others
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000119641 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000119641 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119641 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119641 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000119641 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000119641 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119641 | China
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119641 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119641 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000119641 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102372 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102372 | 3-5 Year
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000102372 | 1-3 Year
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000102372 | 5-10 Year
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105758 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105758 | 3-5 Year
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000105758 | 5-10 Year
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000105758 | 10-20 Year
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144481 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144481 | 3-5 Year
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144481 | 1-3 Year
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144481 | 5-10 Year
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144481 | 10-20 Year
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000144481 | 20+ Year
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000148066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000148066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000148066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000148066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000148066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000148066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000148066 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000148066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000159757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000159757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159757 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000201101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000201101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000201101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201101 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230181 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230181 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000230181 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000230181 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230181 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230181 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230181 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230181 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230181 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230181 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230181 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000109007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000109007 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000109007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000109007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109007 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109007 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000109007 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109007 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174705 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	24.33%
C000174705 | U.S. Treasury 2 Year Note
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000174705 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000174705 | FlexShares® Disciplined Duration MBS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174705 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000174705 | FlexShares® Credit-Scored US Corporate Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000174705 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174705 | CF Secured LLC
Holdings [Line Items]
Percent of Net Asset Value	8.04%
C000174705 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000174705 | FlexShares® Ultra-Short Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.71%